Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Commitments
There were no material changes in commitments from that disclosed in the Corporation's 2025 Annual Financial Statements, except as detailed below.

In April 2026, TEP entered into a 20-year gas transportation precedent agreement and amended a previously signed 25-year gas transportation precedent agreement. The agreements support the development of new pipelines, expected to be in service in 2029, which will be owned and operated by third-parties. The purchase commitments are expected to begin in 2029, and are estimated to be US$1.0 billion over the 20-year agreement and an incremental US$1.1 billion over the 25-year agreement. The purchase commitments are conditional on the construction and commercial operation of the new pipelines.

In March 2026, UNS Electric signed a 20-year renewable power purchase agreement for US$279 million of solar energy, pending commercial operation which is expected in 2028.

Contingency
In November 2023, an explosion and fire occurred at a residence located in Wappingers Falls, New York, while a contractor was performing work on Central Hudson’s natural gas infrastructure adjacent to the residence. Civil actions seeking damages for bodily injuries, property damage and punitive damages remain pending. Based on developments during the second quarter, including Court orders and the results of mediation and subsequent discussions with plaintiffs, Central Hudson has increased its contingent liability arising from the lawsuits to US$105 million as of June 30, 2026. Central Hudson has recorded an insurance receivable in the same amount as it believes its insurance will satisfy its liability arising from the incident and related lawsuits. Based on the facts currently known, management believes the ultimate resolution of these matters will not have a material adverse effect on the financial position, results of operations, or cash flows of the Corporation.